Derivatives and hedging activities	12 Months Ended
Dec. 31, 2019
Derivatives and hedging activities
31 Derivatives and hedging activities
> Refer to “Note 32 – Derivatives and hedging activities” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Hedge accounting
Cash flow hedges
As of the end of 2019, the maximum length of time over which the Bank hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was 12 months.
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2019	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	6,226.5	0.9	0.9	0.0	0.0	0.0
Swaps	9,184.5	50.8	48.4	113.2	0.5	0.1
Options bought and sold (OTC)	1,355.4	16.3	16.4	0.0	0.0	0.0
Futures	264.2	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	103.4	0.3	0.2	0.0	0.0	0.0
Interest rate products	17,134.0	68.3	65.9	113.2	0.5	0.1
Forwards	1,073.5	8.0	9.1	14.1	0.1	0.1
Swaps	389.5	10.9	13.7	0.0	0.0	0.0
Options bought and sold (OTC)	270.8	3.0	3.5	0.0	0.0	0.0
Futures	9.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	0.1	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,743.0	21.9	26.3	14.1	0.1	0.1
Forwards	1.0	0.0	0.0	0.0	0.0	0.0
Swaps	175.2	4.3	4.6	0.0	0.0	0.0
Options bought and sold (OTC)	213.6	7.7	7.3	0.0	0.0	0.0
Futures	41.2	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	427.2	5.4	5.1	0.0	0.0	0.0
Equity/index-related products	858.2	17.4	17.0	0.0	0.0	0.0
Credit derivatives [2]	538.1	6.2	7.2	0.0	0.0	0.0
Forwards	13.2	0.2	0.1	0.0	0.0	0.0
Swaps	11.6	1.0	0.5	0.0	0.0	0.0
Options bought and sold (OTC)	15.5	0.2	0.1	0.0	0.0	0.0
Futures	14.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.7	0.0	0.0	0.0	0.0	0.0
Other products [3]	56.8	1.4	0.7	0.0	0.0	0.0
Total derivative instruments	20,330.1	115.2	117.1	127.3	0.6	0.2
The notional amount, PRV and NRV (trading and hedging) was CHF 20,457.4 billion, CHF 115.8 billion and CHF 117.3 billion, respectively, as of December 31, 2019.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading				Hedging				[1]
end of 2018	Notional amount		Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount		Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	7,477.7		3.6	3.7	0.0		0.0	0.0
Swaps	13,149.6	[2]	49.0	45.4	116.5	[2]	0.1	0.2
Options bought and sold (OTC)	2,027.6		17.0	17.1	0.0		0.0	0.0
Futures	256.8		0.0	0.0	0.0		0.0	0.0
Options bought and sold (exchange-traded)	111.1		0.3	0.3	0.0		0.0	0.0
Interest rate products	23,022.8	[2]	69.9	66.5	116.5	[2]	0.1	0.2
Forwards	1,124.5		9.5	10.5	12.0		0.1	0.1
Swaps	456.6		14.4	17.4	0.0		0.0	0.0
Options bought and sold (OTC)	313.0		3.9	4.3	0.0		0.0	0.0
Futures	10.7		0.0	0.0	0.0		0.0	0.0
Options bought and sold (exchange-traded)	1.3		0.0	0.0	0.0		0.0	0.0
Foreign exchange products	1,906.1		27.8	32.2	12.0		0.1	0.1
Forwards	0.7		0.2	0.1	0.0		0.0	0.0
Swaps	152.9		4.1	5.0	0.0		0.0	0.0
Options bought and sold (OTC)	212.3		7.3	6.7	0.0		0.0	0.0
Futures	39.2		0.0	0.0	0.0		0.0	0.0
Options bought and sold (exchange-traded)	356.7		11.9	14.4	0.0		0.0	0.0
Equity/index-related products	761.8		23.5	26.2	0.0		0.0	0.0
Credit derivatives [3]	469.4		5.4	6.6	0.0		0.0	0.0
Forwards	8.2		0.1	0.1	0.0		0.0	0.0
Swaps	13.5		1.5	0.6	0.0		0.0	0.0
Options bought and sold (OTC)	9.5		0.1	0.1	0.0		0.0	0.0
Futures	9.3		0.0	0.0	0.0		0.0	0.0
Options bought and sold (exchange-traded)	1.9		0.0	0.0	0.0		0.0	0.0
Other products [4]	42.4		1.7	0.8	0.0		0.0	0.0
Total derivative instruments	26,202.5	[2]	128.3	132.3	128.5	[2]	0.2	0.3
The notional amount, PRV and NRV (trading and hedging) was CHF 26,331.0 billion, CHF 128.5 billion and CHF 132.6 billion, respectively, as of December 31, 2018.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Prior period has been corrected
3 Primarily credit default swaps.
4 Primarily precious metals, commodity and energy products.
Gains or losses on fair value hedges
	2019	2018	2017
in	Net interest income	Trading revenues	Trading revenues
Interest rate products (CHF million)
Hedged items	(1,721)	423	290
Derivatives designated as hedging instruments	1,550	(415)	(285)
Net gains/(losses) on the ineffective portion	–	8	5
As a result of the adoption of ASU 2017-12 on January 1, 2019 the gains/(losses) on interest rate risk hedges are included in net interest income while, in prior periods they were recorded in trading revenue. Additionally, the gains/(losses) on the ineffective portion are no longer separately measured and reported. The accrued interest on fair value hedges is recorded in net interest income and is excluded from this table.

Hedged items in fair value hedges
	2019
	Hedged items
end of	Carrying amount	Hedging adjustments	[1]	Disconti- nued hedges	[2]
Assets and liabilities (CHF billion)
Net loans	15.2	0.1		0.7
Long-term debt	65.8	1.2		0.3
1 Relates to cumulative amount of fair value hedging adjustments included in the carrying amount.
2 Relates to cumulative amount of fair value hedging adjustments remaining for any hedged items for which hedge accounting has been discontinued.
Cash flow hedges
in	2019	2018	2017
Interest rate products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	85	(76)	(56)
Gains/(losses) reclassified from AOCI into interest and dividend income	3	(85)	(11)
Foreign exchange products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	(5)	(86)	(31)
Trading revenues	(7)	(37)	(17)
Total other operating expenses	(16)	(5)	0
Gains/(losses) reclassified from AOCI into income	(23)	(42)	(17)
Gains/(losses) excluded from the assessment of effectiveness reported in trading revenues [1]	(20)	–	–
Interest rate and foreign exchange products (CHF million)
Net gains/(losses) on the ineffective portion	–	0	(1)	[2]
As a result of the adoption of ASU 2017-12 on January 1, 2019 the gains/(losses) on the ineffective portion are no longer separately measured and reported.
1 Related to the forward points of a foreign currency forward.
2 Included in trading revenues.
The net gain associated with cash flow hedges expected to be reclassified from AOCI within the next 12 months was CHF  25 million.
Net investment hedges
in	2019	2018	2017
Foreign exchange products (CHF million)
Gains/(losses) recognized in the cumulative translation adjustments section of AOCI	(133)	131	(475)
Gains/(losses) reclassified from the cumulative translation adjustments section of AOCI into other revenues	0	(2)	8
The Bank includes all derivative instruments not included in hedge accounting relationships in its trading activities.
> Refer to “Note 7 – Trading revenues” for gains and losses on trading activities by product type.
Disclosures relating to contingent credit risk
The following table provides the Bank’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and special purpose entities (SPEs) that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch, two-notch and a three-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure is the contractual amount that is used to determine the collateral payable in the event of a downgrade. The contractual amount could include both the negative replacement value and a percentage of the notional value of the derivative.
Contingent credit risk
	2019				2018
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	3.1	0.0	0.3	3.4	3.6	0.1	0.3	4.0
Collateral posted	2.7	0.1	–	2.8	3.4	0.1	–	3.5
Impact of a one-notch downgrade event	0.1	0.0	0.0	0.1	0.2	0.0	0.0	0.2
Impact of a two-notch downgrade event	0.2	0.0	0.0	0.2	0.9	0.0	0.1	1.0
Impact of a three-notch downgrade event	0.7	0.1	0.1	0.9	1.0	0.1	0.2	1.3
The impact of a downgrade event reflects the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively.

Credit derivatives
> Refer to “Note 32 – Derivatives and hedging activities” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Credit protection sold/purchased
The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” table. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.
Total return swaps (TRS) of CHF  16.7 billion and CHF  9.7 billion as of December 31, 2019 and 2018, respectively, were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.
Credit protection sold/purchased
	2019							2018
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(52.6)	47.9		(4.7)	11.5		0.5	(46.0)	43.1		(2.9)	11.8		0.2
Non-investment grade	(32.1)	29.5		(2.6)	16.1		0.9	(26.2)	24.3		(1.9)	17.7		(0.2)
Total single-name instruments	(84.7)	77.4		(7.3)	27.6		1.4	(72.2)	67.4		(4.8)	29.5		0.0
of which sovereign	(17.2)	15.4		(1.8)	4.1		0.0	(16.4)	15.0		(1.4)	5.5		(0.1)
of which non-sovereign	(67.5)	62.0		(5.5)	23.5		1.4	(55.8)	52.4		(3.4)	24.0		0.1
Multi-name instruments (CHF billion)
Investment grade [2]	(109.5)	108.9		(0.6)	44.0		0.7	(102.9)	102.4		(0.5)	25.1		(0.8)
Non-investment grade	(27.7)	24.5		(3.2)	17.1	[3]	1.0	(26.5)	25.3		(1.2)	8.4	[3]	0.1
Total multi-name instruments	(137.2)	133.4		(3.8)	61.1		1.7	(129.4)	127.7		(1.7)	33.5		(0.7)
of which sovereign	0.0	0.0		0.0	0.0		0.0	(0.2)	0.2		0.0	0.0		0.0
of which non-sovereign	(137.2)	133.4		(3.8)	61.1		1.7	(129.2)	127.5		(1.7)	33.5		(0.7)
Total instruments (CHF billion)
Investment grade [2]	(162.1)	156.8		(5.3)	55.5		1.2	(148.9)	145.5		(3.4)	36.9		(0.6)
Non-investment grade	(59.8)	54.0		(5.8)	33.2		1.9	(52.7)	49.6		(3.1)	26.1		(0.1)
Total instruments	(221.9)	210.8		(11.1)	88.7		3.1	(201.6)	195.1		(6.5)	63.0		(0.7)
of which sovereign	(17.2)	15.4		(1.8)	4.1		0.0	(16.6)	15.2		(1.4)	5.5		(0.1)
of which non-sovereign	(204.7)	195.4		(9.3)	84.6		3.1	(185.0)	179.9		(5.1)	57.5		(0.6)
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.
The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.
Credit derivatives
end of	2019	2018
Credit derivatives (CHF billion)
Credit protection sold	221.9	201.6
Credit protection purchased	210.8	195.1
Other protection purchased	88.7	63.0
Other instruments [1]	16.7	9.7
Total credit derivatives	538.1	469.4
1 Consists of total return swaps and other derivative instruments.
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2019 (CHF billion)
Single-name instruments	19.2	60.6	4.9	84.7
Multi-name instruments	41.9	79.8	15.5	137.2
Total instruments	61.1	140.4	20.4	221.9
2018 (CHF billion)
Single-name instruments	13.1	54.9	4.2	72.2
Multi-name instruments	28.8	80.6	20.0	129.4
Total instruments	41.9	135.5	24.2	201.6